JPMorgan Short Duration Core Plus ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 34.8%
Aerospace & Defense — 0.4%
Boeing Co. (The) 6.30%, 5/1/2029 (a)	515,000	519,174
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	34,000	34,036
6.00%, 2/15/2028 (a)	109,000	107,223
RTX Corp. 5.75%, 11/8/2026	850,000	858,414
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	29,000	31,110
TransDigm, Inc. 6.38%, 3/1/2029 (a)	135,000	134,707
		1,684,664
Automobile Components — 0.2%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	200,000	194,144
7.00%, 4/15/2028 (a)	50,000	51,053
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	89,000	87,558
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	68,000	67,629
6.88%, 7/1/2028	44,000	43,669
Clarios Global LP
6.25%, 5/15/2026 (a)	137,000	136,882
6.75%, 5/15/2028 (a)	35,000	35,368
Dana, Inc.
5.38%, 11/15/2027	62,000	60,250
4.50%, 2/15/2032	23,000	19,505
Goodyear Tire & Rubber Co. (The) 5.25%, 4/30/2031	167,000	151,507
Icahn Enterprises LP 5.25%, 5/15/2027	160,000	146,793
		994,358
Automobiles — 0.3%
Ford Motor Co. 9.63%, 4/22/2030	36,000	41,704
Hyundai Capital America
1.80%, 10/15/2025 (a)	200,000	189,744
5.25%, 1/8/2027 (a)	965,000	958,938
Volkswagen Group of America Finance LLC (Germany) 3.35%, 5/13/2025 (a)	200,000	195,848
		1,386,234
Banks — 16.0%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (b)	400,000	367,146
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	500,000	506,025
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	1,750,000	1,799,288
ASB Bank Ltd. (New Zealand)
5.35%, 6/15/2026 (a)	1,000,000	999,236
5.40%, 11/29/2027 (a)	1,000,000	1,000,608
Banco Bilbao Vizcaya Argentaria SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	800,000	799,379
5.38%, 3/13/2029	1,200,000	1,201,407
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	350,000	330,203
Banco Santander SA (Spain)
2.75%, 5/28/2025	600,000	582,752

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200,000	182,742
5.59%, 8/8/2028	800,000	804,661
6.61%, 11/7/2028	200,000	209,705
Bank of America Corp.
(3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (b)	585,000	569,794
(SOFR + 1.33%), 3.38%, 4/2/2026 (b)	380,000	372,551
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	230,000	212,392
(SOFR + 1.34%), 5.93%, 9/15/2027 (b)	1,000,000	1,009,665
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	345,000	320,757
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	475,000	469,548
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	400,000	411,375
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	870,000	865,301
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	335,000	336,384
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	245,000	225,138
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	480,000	474,251
Bank of Montreal (Canada) 5.20%, 2/1/2028	585,000	586,007
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (a)	395,000	391,793
Bank of Nova Scotia (The) (Canada)
5.35%, 12/7/2026	720,000	719,569
5.25%, 6/12/2028	500,000	500,710
Banque Federative du Credit Mutuel SA (France)
5.90%, 7/13/2026 (a)	500,000	504,583
4.75%, 7/13/2027 (a)	530,000	521,261
5.79%, 7/13/2028 (a)	750,000	763,459
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	820,000	755,910
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	795,000	767,083
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	500,000	499,372
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (b)	630,000	627,282
BPCE SA (France)
5.15%, 7/21/2024 (a)	285,000	284,455
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	750,000	708,488
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	500,000	501,400
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (b)	1,525,000	1,549,974
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (b)	375,000	389,622
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.96%), 5.72%, 1/18/2030 (a) (b)	460,000	459,744
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	805,000	819,602
(SOFR + 1.78%), 5.67%, 3/15/2030 (a) (b)	702,000	699,121
Canadian Imperial Bank of Commerce (Canada)
5.00%, 4/28/2028	505,000	500,360
5.26%, 4/8/2029	660,000	657,962
Citigroup, Inc.
(SOFR + 0.69%), 2.01%, 1/25/2026 (b)	455,000	443,955
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	200,000	195,601
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	1,750,000	1,749,320

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	85,000	79,063
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (b)	370,000	356,445
(SOFR + 1.28%), 3.07%, 2/24/2028 (b)	500,000	470,431
(SOFR + 1.36%), 5.17%, 2/13/2030 (b)	1,130,000	1,118,975
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	535,000	509,058
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	765,000	735,231
5.59%, 7/5/2026 (a)	1,825,000	1,833,100
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (b)	645,000	640,852
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (b)	805,000	793,974
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (b)	805,000	810,252
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	350,000	350,378
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	500,000	501,596
Federation des Caisses Desjardins du Quebec (Canada)
4.40%, 8/23/2025 (a)	200,000	197,397
5.70%, 3/14/2028 (a)	325,000	328,056
5.25%, 4/26/2029 (a)	710,000	705,664
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	855,000	860,770
(SOFR + 1.97%), 6.16%, 3/9/2029 (b)	1,750,000	1,787,347
(SOFR + 1.46%), 5.55%, 3/4/2030 (b)	300,000	300,035
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	500,000	477,441
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	200,000	186,516
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	1,030,000	1,035,644
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (b)	200,000	195,523
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (b)	1,000,000	1,004,912
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	740,000	738,028
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	755,000	763,333
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (b)	1,575,000	1,584,042
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (b)	258,000	253,843
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	512,000	471,961
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	400,000	370,288
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.24%), 2.84%, 7/16/2025 (b)	200,000	199,273
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.65%, 5/22/2026 (b)	470,000	456,706
Morgan Stanley Bank NA (SOFR + 0.87%), 5.50%, 5/26/2028 (b)	1,495,000	1,501,667
National Bank of Canada (Canada) 5.60%, 12/18/2028	1,620,000	1,634,762
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	500,000	493,699
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (b)	1,100,000	1,072,199
NatWest Markets plc (United Kingdom)
5.42%, 5/17/2027 (a)	745,000	744,215

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
5.41%, 5/17/2029 (a)	805,000	802,581
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	500,000	457,705
Santander UK Group Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	655,000	621,859
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	940,000	935,753
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	365,000	356,119
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	570,000	532,671
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (b)	1,055,000	1,077,256
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (b)	1,000,000	991,828
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (a) (b)	200,000	195,904
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (b)	310,000	304,823
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	470,000	473,793
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	755,000	755,000
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.88%, 7/13/2026	585,000	590,555
5.52%, 1/13/2028	775,000	782,888
Sumitomo Mitsui Trust Bank Ltd. (Japan) 5.20%, 3/7/2029 (a)	820,000	820,892
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	750,000	752,226
Toronto-Dominion Bank (The) (Canada) 5.53%, 7/17/2026	1,195,000	1,198,258
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (b)	150,000	146,343
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	285,000	270,981
(SOFR + 1.07%), 5.71%, 4/22/2028 (b)	1,245,000	1,253,522
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	945,000	928,180
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	975,000	980,512
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	210,000	217,309
(SOFR + 1.50%), 5.20%, 1/23/2030 (b)	915,000	907,187
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (a)	715,000	710,541
		72,274,303
Beverages — 0.0% ^
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	60,000	55,442
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	39,000	23,293
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	200,000	174,005
		197,298
Broadline Retail — 0.0% ^
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	72,000	71,593
Nordstrom, Inc. 4.38%, 4/1/2030	44,000	40,007
		111,600
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	149,000	130,122
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	140,000	140,244
Griffon Corp. 5.75%, 3/1/2028	125,000	120,831
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	79,000	74,022

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	70,000	73,705
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	64,000	60,969
Summit Materials LLC 5.25%, 1/15/2029 (a)	114,000	109,793
		709,686
Capital Markets — 3.5%
Bank of New York Mellon Corp. (The) (SOFR + 1.03%), 4.95%, 4/26/2027 (b)	380,000	376,986
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	350,000	331,440
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	350,000	358,763
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	150,000	137,850
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	1,303,000	1,352,575
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	423,000	388,969
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	390,000	362,459
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	720,000	686,645
(SOFR + 1.73%), 4.48%, 8/23/2028 (b)	1,000,000	974,485
(SOFR + 1.27%), 5.73%, 4/25/2030 (b)	880,000	891,620
Macquarie Bank Ltd. (Australia) 5.21%, 6/15/2026 (a)	1,000,000	997,981
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (a)	490,000	491,176
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	140,000	127,777
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (b)	380,000	364,883
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	150,000	139,797
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	335,000	308,380
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	400,000	371,627
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	985,000	1,013,163
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	565,000	561,194
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	600,000	602,100
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	930,000	942,173
Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	200,000	191,405
UBS AG (Switzerland) 7.50%, 2/15/2028	270,000	288,440
UBS Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	250,000	247,736
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (b)	405,000	406,980
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	297,000	296,846
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	410,000	402,038
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (b)	870,000	891,591
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	1,085,000	1,086,931
		15,594,010
Chemicals — 0.2%
Avient Corp. 5.75%, 5/15/2025 (a)	44,000	43,762
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (c)	200,000	167,500
Chemours Co. (The) 5.75%, 11/15/2028 (a)	160,000	146,437
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	62,000	56,418
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	200,000	198,254

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	50,000	53,028
4.25%, 5/15/2029 (a)	67,000	58,781
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	173,000	155,649
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	11,000	8,978
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	64,000	61,460
5.63%, 8/15/2029 (a)	125,000	115,002
		1,065,269
Commercial Services & Supplies — 0.7%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	122,000	108,222
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	2,000	1,999
4.63%, 6/1/2028 (a)	200,000	180,075
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	50,000	44,788
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	59,000	56,410
Brink's Co. (The) 4.63%, 10/15/2027 (a)	31,000	29,596
Element Fleet Management Corp. (Canada)
3.85%, 6/15/2025 (a)	200,000	195,904
5.64%, 3/13/2027 (a)	1,845,000	1,845,996
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	85,000	80,773
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	160,000	146,304
4.75%, 6/15/2029 (a)	71,000	66,085
Madison IAQ LLC 4.13%, 6/30/2028 (a)	186,000	172,351
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	130,000	129,080
6.25%, 1/15/2028 (a)	145,000	142,352
		3,199,935
Communications Equipment — 0.0% ^
CommScope, Inc.
6.00%, 3/1/2026 (a)	85,000	75,862
4.75%, 9/1/2029 (a)	95,000	68,400
		144,262
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (c)	173,548	129,510
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	44,000	40,880
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	84,000	77,848
Pike Corp. 5.50%, 9/1/2028 (a)	35,000	33,309
Weekley Homes LLC 4.88%, 9/15/2028 (a)	59,000	54,035
		335,582
Consumer Finance — 1.9%
AerCap Ireland Capital DAC (Ireland)
6.45%, 4/15/2027	695,000	711,423
5.75%, 6/6/2028	500,000	504,144
Ally Financial, Inc. 5.75%, 11/20/2025	65,000	64,706

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
American Express Co.
(SOFR + 1.33%), 6.34%, 10/30/2026 (b)	910,000	919,728
(SOFR + 1.09%), 5.53%, 4/25/2030 (b)	1,225,000	1,236,092
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	875,000	865,760
5.75%, 3/1/2029 (a)	970,000	963,175
Capital One Financial Corp.
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	345,000	342,228
(SOFR + 1.91%), 5.70%, 2/1/2030 (b)	1,000,000	999,453
Ford Motor Credit Co. LLC 4.27%, 1/9/2027	200,000	192,188
General Motors Financial Co., Inc.
5.40%, 5/8/2027	515,000	514,135
5.55%, 7/15/2029	815,000	811,376
OneMain Finance Corp.
7.13%, 3/15/2026	67,000	67,983
6.63%, 1/15/2028	143,000	142,063
5.38%, 11/15/2029	58,000	53,941
		8,388,395
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	216,000	208,186
3.50%, 3/15/2029 (a)	59,000	52,623
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	22,000	21,442
Rite Aid Corp. 8.00%, 11/15/2026 (a) (d)	85,000	42,500
		324,751
Containers & Packaging — 0.2%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	200,000	170,050
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	70,000	64,720
LABL, Inc. 6.75%, 7/15/2026 (a)	100,000	98,819
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	173,000	176,263
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	152,000	150,922
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	104,000	97,063
TriMas Corp. 4.13%, 4/15/2029 (a)	60,000	54,306
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (e)	200,000	197,175
		1,009,318
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	41,000	39,404
Diversified Telecommunication Services — 0.4%
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	134,132
CCO Holdings LLC
5.00%, 2/1/2028 (a)	197,000	181,892
4.75%, 3/1/2030 (a)	362,000	308,371
4.50%, 8/15/2030 (a)	715,000	594,098
4.75%, 2/1/2032 (a)	13,000	10,468
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	77,000	74,979
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	187,000	175,897

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	91,800	59,033
4.13%, 4/15/2030 (a)	114,705	73,354
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	31,000	27,485
		1,639,709
Electric Utilities — 1.8%
Enel Finance America LLC (Italy) 7.10%, 10/14/2027 (a)	200,000	209,912
Enel Finance International NV (Italy) 4.63%, 6/15/2027 (a)	445,000	435,180
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (c)	200,000	167,500
Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (c)	200,000	199,000
Exelon Corp. 5.15%, 3/15/2028	305,000	303,499
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,535,000	2,377,334
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/2026 (a)	225,000	222,456
5.20%, 4/1/2028 (a)	240,000	239,199
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	200,000	197,500
ITC Holdings Corp. 3.65%, 6/15/2024	745,000	744,218
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	445,000	445,764
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	46,000	40,721
5.25%, 6/15/2029 (a)	232,000	221,291
Pacific Gas and Electric Co. 5.55%, 5/15/2029	685,000	684,535
PG&E Corp. 5.00%, 7/1/2028	145,000	139,000
Southern California Edison Co. 5.15%, 6/1/2029	820,000	816,643
Vistra Operations Co. LLC
3.55%, 7/15/2024 (a)	350,000	348,926
5.00%, 7/31/2027 (a)	90,000	87,042
4.38%, 5/1/2029 (a)	27,000	24,992
7.75%, 10/15/2031 (a)	100,000	103,907
		8,008,619
Electrical Equipment — 0.0% ^
EnerSys 6.63%, 1/15/2032 (a)	95,000	95,737
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	44,000	40,785
		136,522
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	91,000	84,856
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027 (a)	95,000	95,374
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	50,000	52,495
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	171,358	155,786
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	85,000	84,810
Noble Finance II LLC 8.00%, 4/15/2030 (a)	80,000	82,524
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	41,000	40,984
Transocean, Inc. 8.75%, 2/15/2030 (a)	31,500	32,862

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
USA Compression Partners LP 6.88%, 9/1/2027	75,000	75,004
Valaris Ltd. 8.38%, 4/30/2030 (a)	50,000	51,680
		671,519
Entertainment — 0.1%
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	31,000	30,538
5.25%, 7/15/2028 (a)	90,000	84,027
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	135,000	135,704
4.75%, 10/15/2027 (a)	120,000	113,691
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	103,000	102,220
		466,180
Financial Services — 0.6%
Block, Inc.
2.75%, 6/1/2026	15,000	14,127
3.50%, 6/1/2031	38,000	32,549
Global Payments, Inc.
1.20%, 3/1/2026	415,000	384,660
4.95%, 8/15/2027	335,000	330,581
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	157,000	154,852
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	1,850,000	1,727,676
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	120,000	129,463
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	57,000	53,027
3.63%, 3/1/2029 (a)	44,000	39,350
4.00%, 10/15/2033 (a)	5,000	4,151
		2,870,436
Food Products — 0.2%
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	63,000	61,555
4.63%, 4/15/2030 (a)	91,000	82,634
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	200,000	186,269
4.90%, 4/21/2027 (a)	570,000	559,912
		890,370
Gas Utilities — 0.0% ^
AmeriGas Partners LP
5.88%, 8/20/2026	49,000	47,379
9.38%, 6/1/2028 (a)	45,000	46,131
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	70,000	63,682
		157,192
Ground Transportation — 0.1%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	144,000	138,235
4.75%, 4/1/2028 (a)	31,000	28,180

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	109,000	98,239
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	153,000	118,791
RXO, Inc. 7.50%, 11/15/2027 (a)	50,000	51,125
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	40,000	40,740
XPO, Inc.
6.25%, 6/1/2028 (a)	20,000	19,940
7.13%, 6/1/2031 (a)	45,000	45,915
		541,165
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP
3.88%, 4/1/2029 (a)	195,000	177,485
6.25%, 4/1/2029 (a)	37,000	37,007
5.25%, 10/1/2029 (a)	90,000	84,841
		299,333
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	41,000	39,868
AdaptHealth LLC 4.63%, 8/1/2029 (a)	54,000	46,245
Cardinal Health, Inc. 5.13%, 2/15/2029	1,595,000	1,583,954
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	129,000	129,230
5.63%, 3/15/2027 (a)	173,000	163,857
6.00%, 1/15/2029 (a)	67,000	59,994
4.75%, 2/15/2031 (a)	77,000	60,798
DaVita, Inc. 4.63%, 6/1/2030 (a)	148,000	132,591
Encompass Health Corp. 4.75%, 2/1/2030	136,000	125,874
HCA, Inc. 5.20%, 6/1/2028	520,000	515,954
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	125,000	110,313
Star Parent, Inc. 9.00%, 10/1/2030 (a)	105,000	109,488
Tenet Healthcare Corp.
5.13%, 11/1/2027	59,000	57,490
4.25%, 6/1/2029	553,000	511,579
		3,647,235
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	67,000	64,248
4.50%, 2/15/2029 (a)	60,000	55,730
		119,978
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	46,000	42,734
Boyd Gaming Corp. 4.75%, 12/1/2027	59,000	56,159
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	140,000	129,297
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	190,000	171,649
6.50%, 2/15/2032 (a)	105,000	103,829
Carnival Corp.
4.00%, 8/1/2028 (a)	100,000	91,857

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
6.00%, 5/1/2029 (a)	110,000	107,509
10.50%, 6/1/2030 (a)	110,000	119,568
Cedar Fair LP 5.25%, 7/15/2029	85,000	80,071
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	72,000	68,074
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	75,000	70,086
4.50%, 6/15/2029 (a)	49,000	44,428
MGM Resorts International
5.50%, 4/15/2027	78,000	76,712
4.75%, 10/15/2028	75,000	70,129
6.50%, 4/15/2032	90,000	88,003
Royal Caribbean Cruises Ltd.
8.25%, 1/15/2029 (a)	105,000	110,511
9.25%, 1/15/2029 (a)	125,000	133,148
7.25%, 1/15/2030 (a)	140,000	144,621
Sands China Ltd. (Macau) 5.12%, 8/8/2025 (e)	200,000	198,420
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	56,000	54,907
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	22,000	22,029
Station Casinos LLC 4.50%, 2/15/2028 (a)	89,000	82,876
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	305,000	286,835
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	28,000	26,398
4.63%, 1/31/2032	8,000	7,287
		2,387,137
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	179,000	177,579
Newell Brands, Inc. 6.38%, 9/15/2027	235,000	230,703
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	140,000	125,542
		533,824
Household Products — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/2030	59,000	52,247
4.13%, 4/30/2031 (a)	31,000	27,113
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	101,000	93,173
4.38%, 3/31/2029 (a)	44,000	39,114
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	90,000	89,952
		301,599
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.50%, 2/15/2028 (a)	85,000	79,930
Constellation Energy Generation LLC 5.60%, 3/1/2028	355,000	358,204
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (c)	140,000	140,788
		578,922
Insurance — 1.4%
Athene Global Funding
0.91%, 8/19/2024 (a)	295,000	291,943

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
2.50%, 1/14/2025 (a)	308,000	301,971
5.62%, 5/8/2026 (a)	1,675,000	1,672,468
CNO Global Funding 5.88%, 6/4/2027 (a)	1,145,000	1,147,804
Corebridge Global Funding 5.90%, 9/19/2028 (a)	645,000	655,486
Equitable Financial Life Global Funding 0.80%, 8/12/2024 (a)	230,000	227,715
HUB International Ltd. 7.25%, 6/15/2030 (a)	80,000	81,282
Jackson National Life Global Funding
3.88%, 6/11/2025 (a)	150,000	147,078
5.50%, 1/9/2026 (a)	575,000	571,377
Met Tower Global Funding 5.40%, 6/20/2026 (a)	1,000,000	1,001,356
		6,098,480
IT Services — 0.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	120,000	111,300
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	49,000	42,767
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	52,000	51,951
		206,018
Leisure Products — 0.0% ^
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	59,000	57,970
Machinery — 0.1%
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	122,000	125,649
9.50%, 1/1/2031 (a)	50,000	53,991
Esab Corp. 6.25%, 4/15/2029 (a)	60,000	60,137
Hillenbrand, Inc. 6.25%, 2/15/2029	85,000	84,538
Terex Corp. 5.00%, 5/15/2029 (a)	41,000	38,561
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	100,000	103,046
		465,922
Media — 0.9%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	200,000	157,991
Charter Communications Operating LLC 6.15%, 11/10/2026	700,000	705,467
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	259,000	244,677
7.75%, 4/15/2028 (a)	26,000	22,424
9.00%, 9/15/2028 (a)	52,000	54,122
CSC Holdings LLC
11.25%, 5/15/2028 (a)	200,000	161,376
6.50%, 2/1/2029 (a)	400,000	270,649
Directv Financing LLC 5.88%, 8/15/2027 (a)	89,000	83,572
DISH DBS Corp.
5.88%, 11/15/2024	119,000	113,316
7.75%, 7/1/2026	76,000	48,329
5.25%, 12/1/2026 (a)	98,000	78,040
DISH Network Corp. 11.75%, 11/15/2027 (a)	314,000	315,040
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	91,000	85,880
Gray Television, Inc.
10.50%, 7/15/2029 (a)	105,000	104,304

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
5.38%, 11/15/2031 (a)	90,000	49,982
iHeartCommunications, Inc.
6.38%, 5/1/2026	100,000	76,528
8.38%, 5/1/2027	22,500	8,129
5.25%, 8/15/2027 (a)	195,000	107,720
News Corp. 3.88%, 5/15/2029 (a)	46,000	41,741
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	147,000	138,751
Outfront Media Capital LLC 4.25%, 1/15/2029 (a)	95,000	85,770
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	36,000	23,117
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	18,000	11,689
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	60,000	53,433
4.13%, 12/1/2030 (a)	59,000	40,012
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	49,000	46,534
5.50%, 7/1/2029 (a)	285,000	264,698
4.13%, 7/1/2030 (a)	45,000	37,717
Stagwell Global LLC 5.63%, 8/15/2029 (a)	117,000	107,096
TEGNA, Inc.
4.63%, 3/15/2028	71,000	64,309
5.00%, 9/15/2029	67,000	58,879
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	71,000	68,593
8.00%, 8/15/2028 (a)	40,000	39,397
7.38%, 6/30/2030 (a)	45,000	42,643
		3,811,925
Metals & Mining — 0.1%
ATI, Inc. 5.88%, 12/1/2027	108,000	106,049
Big River Steel LLC 6.63%, 1/31/2029 (a)	41,000	40,843
Carpenter Technology Corp. 6.38%, 7/15/2028	67,000	66,893
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	8,000	7,926
4.63%, 3/1/2029 (a)	108,000	101,088
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (c)	200,000	192,563
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	62,000	58,894
Novelis Corp. 4.75%, 1/30/2030 (a)	77,000	71,141
		645,397
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	115,000	114,368
Multi-Utilities — 0.3%
DTE Energy Co. 5.10%, 3/1/2029	1,455,000	1,435,314
Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Partners LP 5.38%, 6/15/2029 (a)	101,000	96,800
Antero Resources Corp.
7.63%, 2/1/2029 (a)	27,000	27,813
5.38%, 3/1/2030 (a)	59,000	56,467

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
APA Infrastructure Ltd. (Australia) 4.20%, 3/23/2025 (a)	350,000	345,761
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (a)	95,000	97,172
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	65,000	67,783
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	27,000	26,971
Buckeye Partners LP 4.13%, 12/1/2027	80,000	74,191
California Resources Corp. 7.13%, 2/1/2026 (a)	35,000	35,177
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	167,000	167,438
Chord Energy Corp. 6.38%, 6/1/2026 (a)	36,000	35,942
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	88,000	92,355
8.75%, 7/1/2031 (a)	180,000	192,170
CNX Resources Corp. 6.00%, 1/15/2029 (a)	54,000	52,692
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	147,000	142,191
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	115,000	121,753
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	170,000	155,457
Ecopetrol SA (Colombia)
5.38%, 6/26/2026	150,000	146,587
8.63%, 1/19/2029	50,000	52,066
8.38%, 1/19/2036	70,000	68,119
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	85,000	86,658
Energian Israel Finance Ltd. (Israel) 4.88%, 3/30/2026 (c)	180,000	170,775
Energy Transfer LP 5.63%, 5/1/2027 (a)	565,000	563,252
EQM Midstream Partners LP
4.00%, 8/1/2024	10,000	9,957
7.50%, 6/1/2027 (a)	65,000	66,410
5.50%, 7/15/2028	135,000	132,375
Genesis Energy LP
8.00%, 1/15/2027	66,000	67,262
7.75%, 2/1/2028	80,000	80,352
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	475,000	454,809
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	182,000	171,237
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	146,436	148,443
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	72,000	69,552
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	120,000	116,939
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (c)	50,000	49,000
6.50%, 6/30/2027 (c)	150,000	142,312
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	54,000	52,409
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	85,000	86,526
Northriver Midstream Finance LP (Canada) 5.63%, 2/15/2026 (a)	45,000	44,391
NuStar Logistics LP 5.63%, 4/28/2027	55,000	54,172
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	210,000	214,538
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (c)	200,000	169,000
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	200,000	196,302
4.50%, 1/23/2026	100,000	94,618
6.88%, 8/4/2026	280,000	273,112
6.49%, 1/23/2027	420,000	399,588

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.35%, 2/12/2028	300,000	264,600
Range Resources Corp.
8.25%, 1/15/2029	54,000	56,105
4.75%, 2/15/2030 (a)	24,000	22,260
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	85,000	78,731
SM Energy Co.
6.75%, 9/15/2026	26,000	25,960
6.63%, 1/15/2027	84,000	83,511
Southwestern Energy Co.
8.38%, 9/15/2028	31,000	32,008
5.38%, 3/15/2030	45,000	43,286
Sunoco LP 5.88%, 3/15/2028	149,000	146,576
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	44,000	43,082
6.00%, 12/31/2030 (a)	102,000	96,129
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	420,000	429,238
9.50%, 2/1/2029 (a)	115,000	124,720
		7,415,100
Passenger Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	130,667	129,432
5.75%, 4/20/2029 (a)	456,750	441,707
United Airlines, Inc.
4.38%, 4/15/2026 (a)	47,000	45,287
4.63%, 4/15/2029 (a)	110,000	101,673
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	150,000	136,424
		854,523
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	108,000	104,992
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	54,000	52,028
		157,020
Pharmaceuticals — 0.2%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	88,000	81,990
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	299,000	281,984
4.88%, 6/1/2028 (a)	257,000	188,252
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (e)	54,000	54,444
Organon & Co. 4.13%, 4/30/2028 (a)	200,000	184,737
		791,407
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	134,000	91,948
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	67,000	56,975
		148,923

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	54,000	53,994
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	200,000	206,606
Entegris, Inc. 5.95%, 6/15/2030 (a)	90,000	88,591
Marvell Technology, Inc. 5.75%, 2/15/2029	670,000	681,655
Synaptics, Inc. 4.00%, 6/15/2029 (a)	35,000	31,345
		1,062,191
Software — 0.1%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	64,000	58,610
Elastic NV 4.13%, 7/15/2029 (a)	80,000	71,528
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	132,000	123,520
5.13%, 4/15/2029 (a)	48,000	44,569
RingCentral, Inc. 8.50%, 8/15/2030 (a)	125,000	130,805
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	150,000	146,904
		575,936
Specialized REITs — 0.0% ^
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	92,000	88,740
Specialty Retail — 0.3%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	59,000	55,728
Bath & Body Works, Inc.
5.25%, 2/1/2028	41,000	39,839
7.50%, 6/15/2029	76,000	78,029
6.75%, 7/1/2036	23,000	22,888
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	85,000	73,559
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	49,000	44,733
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	31,000	29,475
4.38%, 1/15/2031 (a)	31,000	27,313
Penske Automotive Group, Inc. 3.75%, 6/15/2029	64,000	56,915
PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	232,176
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	164,000	147,349
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	104,000	103,401
Staples, Inc.
7.50%, 4/15/2026 (a)	155,000	154,972
10.75%, 4/15/2027 (a)	85,000	75,677
10.75%, 9/1/2029 (a) (f)	115,000	111,275
		1,253,329
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman
8.25%, 12/15/2029 (a)	18,000	19,255
8.50%, 7/15/2031 (a)	6,000	6,401
9.63%, 12/1/2032	44,000	49,841
		75,497
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	105,000	101,860

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — 0.1%
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	70,000	72,218
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	74,000	72,246
Imola Merger Corp. 4.75%, 5/15/2029 (a)	76,000	70,740
United Rentals North America, Inc. 4.88%, 1/15/2028	64,000	61,610
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	68,000	69,271
		346,085
Wireless Telecommunication Services — 0.2%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	67,000	27,302
T-Mobile USA, Inc.
3.50%, 4/15/2025	150,000	147,179
3.38%, 4/15/2029	600,000	549,118
		723,599
Total Corporate Bonds (Cost $158,987,302)		157,278,711
Asset-Backed Securities — 20.4%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	124,563	113,888
ACHV ABS TRUST Series 2023-4CP, Class B, 7.24%, 11/25/2030 (a)	500,000	503,006
ACM Auto Trust Series 2023-1A, Class B, 7.26%, 1/22/2030 (a)	133,540	133,628
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	240,692
American Credit Acceptance Receivables Trust
Series 2022-1, Class D, 2.46%, 3/13/2028 (a)	1,500,000	1,469,880
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	584,000	582,528
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	375,000	374,939
AMSR Trust
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	300,000	272,229
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	400,000	357,156
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500,000	1,386,107
Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	313,000	257,862
AREIT Trust Series 2021-CRE5, Class C, 7.69%, 11/17/2038 ‡ (a) (g)	336,000	323,417
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 6.67%, 4/22/2031 (a) (g)	141,834	141,950
Ballyrock CLO Ltd. (Cayman Islands) Series 2018-1A, Class A2, 7.19%, 4/20/2031 (a) (g)	250,000	250,391
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,000,000	999,738
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	349,547	340,767
Bridgecrest Lending Auto Securitization Trust Series 2024-1, Class C, 5.65%, 4/16/2029	1,500,000	1,494,810
BSPRT Issuer Ltd. (Cayman Islands) Series 2021-FL7, Class B, 7.48%, 12/15/2038 (a) (g)	475,000	466,617
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	602,954	566,948
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	408,704	393,578
Series 2024-1A, Class B, 6.92%, 5/15/2039 (a)	979,167	986,732
Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class B1R, 0.00%, 10/15/2031 (a) (f) (g)	1,241,230	1,241,230
BXG Receivables Note Trust Series 2022-A, Class B, 4.61%, 9/28/2037 (a)	1,699,800	1,642,620
CarNow Auto Receivables Trust Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	397,000	382,414
Carvana Auto Receivables Trust
Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	299,913	299,077
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	1,600,000	1,620,798
Series 2023-N4, Class B, 6.46%, 2/11/2030 (a)	1,435,000	1,453,468
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	1,250,000	1,251,303

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	400,000	386,848
CPS Auto Receivables Trust
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	200,000	193,591
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	1,021,000	976,555
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	750,000	752,898
Series 2023-C, Class C, 6.27%, 10/15/2029 (a)	881,000	885,145
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	240,000	240,673
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	250,000	245,696
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	467,000	461,358
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	350,000	359,433
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	600,000	605,974
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	30,412	30,117
DT Auto Owner Trust
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	250,000	242,678
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	750,000	709,824
Series 2023-3A, Class B, 6.07%, 3/15/2028 (a)	500,000	500,881
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	300,000	298,359
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	307,000	308,048
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	1,606,000	1,611,679
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A, 6.16%, 2/25/2038 (a)	443,576	446,396
Series 2023-A, Class C, 7.30%, 2/25/2038 (a)	736,565	742,505
Equify ABS LLC Series 2023-1A, Class A, 7.20%, 9/15/2031 (a)	416,349	417,701
Exeter Automobile Receivables Trust
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	635,000	630,086
Series 2021-2A, Class D, 1.40%, 4/15/2027	210,000	201,325
Series 2022-5A, Class C, 6.51%, 12/15/2027	345,000	346,018
Series 2021-4A, Class D, 1.96%, 1/17/2028	480,000	458,478
Series 2023-3A, Class C, 6.21%, 6/15/2028	1,410,000	1,414,176
Series 2022-2A, Class D, 4.56%, 7/17/2028	800,000	781,514
Series 2022-5A, Class D, 7.40%, 2/15/2029	500,000	509,461
Series 2022-6A, Class D, 8.03%, 4/6/2029	500,000	517,335
Series 2023-4A, Class D, 6.95%, 12/17/2029	800,000	815,475
Series 2023-5A, Class D, 7.13%, 2/15/2030	700,000	718,207
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 ‡ (a)	10,764	10,625
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	72,801	71,074
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	24,471	24,062
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	199,673	200,225
FirstKey Homes Trust
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	500,000	453,585
Series 2022-SFR2, Class D, 4.50%, 7/17/2039 (a)	615,000	581,053
Flagship Credit Auto Trust
Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	225,000	211,432
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	1,568,000	1,497,074
Series 2022-1, Class D, 3.64%, 3/15/2028 (a)	536,000	502,319
Series 2022-2, Class C, 5.30%, 4/17/2028 (a)	750,000	739,664
Series 2022-3, Class C, 4.99%, 7/17/2028 (a)	858,000	842,419

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	600,000	592,065
Series 2023-3, Class C, 6.01%, 7/16/2029 (a)	900,000	903,569
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	63,333	57,363
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	650,000	589,500
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	238,000	214,338
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1RR, 6.53%, 7/24/2030 (a) (g)	158,703	158,994
Series 2018-26A, Class BR, 7.93%, 11/22/2031 (a) (g)	749,000	749,000
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	200,000	189,816
Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	1,000,000	975,907
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	750,000	727,633
Series 2023-3A, Class C, 6.01%, 5/15/2029 (a)	900,000	900,208
GLS Auto Select Receivables Trust
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	757,000	761,520
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	722,000	730,627
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	50,789	47,805
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	861,725	866,310
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	1,007,000	1,007,962
Home Partners of America Trust Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	456,390	392,162
LCM LP (Cayman Islands) Series 14A, Class AR, 6.63%, 7/20/2031 (a) (g)	279,893	280,389
LCM Ltd. (Cayman Islands) Series 26A, Class A1, 6.66%, 1/20/2031 (a) (g)	130,724	130,951
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	35,325	34,544
Lendingpoint Asset Securitization Trust Series 2022-A, Class C, 2.82%, 6/15/2029 (a)	116,148	115,464
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 (a)	85,929	85,573
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	45,636	44,611
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	950,000	866,438
Series 2023-1A, Class D, 8.69%, 5/20/2033 (a)	400,000	410,534
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	162,183	162,576
Mariner Finance Issuance Trust
Series 2023-AA, Class A, 6.70%, 10/22/2035 (a)	750,000	757,245
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	176,595
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	329,217	330,661
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	808,000	813,805
Mission Lane Credit Card Master Trust Series 2023-A, Class A, 7.23%, 7/17/2028 (a)	200,000	201,108
MVW LLC
Series 2023-2A, Class C, 7.06%, 11/20/2040 (a)	529,161	533,219
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	73,707	68,616
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (a)	31,634	29,345
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	1,350,866	1,342,707
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2020-37A, Class AR, 6.56%, 7/20/2031 (a) (g)	340,665	341,155
Series 2018-29A, Class B1R, 7.13%, 10/19/2031 (a) (g)	659,000	659,347
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (a)	650,000	597,773
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	520,000	465,240

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (a)	8,431	8,414
NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	71,164	67,162
OCP CLO Ltd. (Cayman Islands) Series 2014-6A, Class A2R2, 6.82%, 10/17/2030 (a) (g)	791,000	792,636
Octagon Investment Partners Ltd. (Cayman Islands) Series 2017-1A, Class A2R, 7.04%, 3/17/2030 (a) (g)	420,000	419,577
Octane Receivables Trust Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	500,000	515,491
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	55,292	53,594
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	600,000	568,412
Series 2022-A, Class B, 5.25%, 6/9/2031 (a)	600,000	583,650
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	45,325	44,484
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-2A, Class A1, 6.39%, 5/20/2029 (a) (g)	43,753	43,772
Series 2022-2A, Class A2, 7.23%, 10/15/2030 (a) (g)	1,380,000	1,382,760
Series 2024-3A, Class A2, 0.00%, 8/8/2032 (a) (f) (g)	998,994	998,994
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	777,224	775,621
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (e)	1,001,883	972,369
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (e)	128,007	125,038
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (g)	356,335	347,230
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (e)	158,345	154,827
Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (a) (e)	104,605	103,532
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (e)	733,653	715,389
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	200,000	184,198
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	350,000	315,108
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	562,000	533,617
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	1,125,000	1,006,770
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (a) (g)	1,697,000	1,515,808
PRPM LLC
Series 2021-2, Class A1, 5.11%, 3/25/2026 (a) (g)	80,763	80,069
Series 2021-5, Class A1, 1.79%, 6/25/2026 (a) (e)	675,666	664,094
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (e)	191,676	186,294
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (e)	179,966	174,163
Series 2021-8, Class A1, 1.74%, 9/25/2026 (a) (g)	961,818	923,654
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (e)	172,654	169,224
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (a)	1,250,000	1,247,193
Reach ABS Trust Series 2023-1A, Class A, 7.05%, 2/18/2031 (a)	339,200	339,908
Republic Finance Issuance Trust Series 2021-A, Class A, 2.30%, 12/22/2031 (a)	500,000	481,087
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	299,294	290,375
Series 2022-3, Class C, 4.49%, 8/15/2029	985,000	966,551
Series 2022-4, Class C, 5.00%, 11/15/2029	1,250,000	1,230,843
Series 2022-6, Class D, 5.69%, 2/18/2031	500,000	497,663
Series 2023-6, Class C, 6.40%, 3/17/2031	928,000	950,873
Series 2023-4, Class C, 6.04%, 12/15/2031	2,000,000	2,021,643
SCF Equipment Leasing LLC Series 2021-1A, Class D, 1.93%, 9/20/2030 (a)	535,000	504,769
Sierra Timeshare Receivables Funding LLC
Series 2023-2A, Class A, 5.80%, 4/20/2040 (a)	785,782	786,149

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	966,491	957,314
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 6.67%, 1/20/2032 (a) (g)	400,000	400,546
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 7.02%, 10/15/2031 (a) (g)	680,000	680,000
Series 2016-18A, Class A1RR, 6.69%, 7/23/2033 (a) (g)	250,000	250,580
Tricon Residential Trust
Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	240,000	218,933
Series 2023-SFR1, Class B, 5.10%, 7/17/2040 (a)	800,000	775,692
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	38,032	36,899
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	34,121	33,391
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	29,049	28,796
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	27,084	26,805
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	64,366	63,230
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	120,034	118,270
Upstart Securitization Trust
Series 2021-4, Class B, 1.84%, 9/20/2031 (a)	133,985	132,222
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	180,382	178,179
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	182,014	181,464
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (a)	574,000	194,777
VCAT LLC
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (a) (e)	84,612	83,360
Series 2021-NPL3, Class A1, 4.74%, 5/25/2051 (a) (e)	105,454	102,259
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 (a) (e)	136,690	134,241
Venture CLO Ltd. (Cayman Islands) Series 2018-32A, Class A2A, 6.66%, 7/18/2031 (a) (g)	139,422	139,642
Veros Auto Receivables Trust
Series 2022-1, Class A, 3.47%, 12/15/2025 (a)	5,264	5,257
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,250,000	1,289,011
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 (a) (e)	199,587	192,624
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (e)	331,454	320,427
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (e)	85,045	83,820
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (e)	61,980	61,135
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (e)	89,142	87,961
Westlake Automobile Receivables Trust
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	250,000	246,471
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	1,000,000	960,422
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	500,000	507,654
Total Asset-Backed Securities (Cost $92,696,009)		92,036,801
U.S. Treasury Obligations — 19.1%
U.S. Treasury Notes
4.63%, 2/28/2025	32,500	32,351
3.88%, 3/31/2025	125,000	123,643
4.50%, 11/15/2025	3,185,000	3,160,615
0.50%, 2/28/2026	15,000	13,897
0.75%, 8/31/2026	795,000	727,115
4.63%, 9/15/2026	705,000	702,246
4.63%, 10/15/2026	1,885,000	1,878,226
4.63%, 11/15/2026	410,000	408,687

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.38%, 12/15/2026	650,000	644,236
4.00%, 1/15/2027	13,910,000	13,661,685
4.13%, 2/15/2027	23,030,000	22,689,948
4.50%, 4/15/2027	6,030,000	6,000,792
4.50%, 5/15/2027	29,675,000	29,535,898
4.00%, 2/29/2028	172,700	169,199
3.63%, 3/31/2028	1,840,000	1,778,403
3.63%, 5/31/2028	420,000	405,661
4.63%, 9/30/2028	150,000	150,404
4.25%, 2/28/2029	4,480,000	4,430,125
Total U.S. Treasury Obligations (Cost $87,001,414)		86,513,131
Mortgage-Backed Securities — 11.3%
FHLMC Pool # 841368 ARM, 6.96%, 9/1/2047 (g)	1,270,123	1,292,862
FHLMC Gold Pools, 30 Year Pool # G08878, 4.50%, 5/1/2049	225,803	215,221
FHLMC UMBS, 10 Year Pool # RD5034, 2.00%, 9/1/2030	357,850	331,794
FHLMC UMBS, 15 Year
Pool # ZS6689, 2.50%, 4/1/2028	114,567	109,459
Pool # SB0725, 4.00%, 8/1/2037	874,845	842,121
Pool # SB8184, 4.00%, 10/1/2037	650,312	623,922
Pool # SB8189, 4.00%, 11/1/2037	1,807,026	1,733,696
Pool # SB8261, 5.50%, 10/1/2038	1,122,766	1,124,574
Pool # SB8308, 5.00%, 6/1/2039	1,500,000	1,485,443
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	766,537	708,291
Pool # SD8231, 4.50%, 7/1/2052	800,860	750,030
Pool # SD8246, 5.00%, 9/1/2052	617,713	595,348
Pool # SD8343, 6.00%, 7/1/2053	8,196,108	8,209,915
FNMA Pool # BM4562 ARM, 6.57%, 5/1/2047 (g)	964,365	985,432
FNMA UMBS, 15 Year
Pool # FM1156, 2.50%, 4/1/2033	639,952	595,393
Pool # MA4361, 2.50%, 6/1/2036	323,769	291,401
Pool # FM7767, 2.00%, 7/1/2036	3,644,318	3,215,959
Pool # CB1216, 2.50%, 7/1/2036	589,657	530,695
Pool # FS1563, 2.50%, 7/1/2036	447,871	403,079
Pool # FS1329, 2.00%, 2/1/2037	823,796	724,077
Pool # MA4640, 3.50%, 6/1/2037	599,586	563,672
Pool # MA4944, 4.50%, 3/1/2038	2,421,371	2,361,951
Pool # MA5093, 5.00%, 7/1/2038	7,609,424	7,535,576
FNMA UMBS, 20 Year
Pool # FM3933, 3.00%, 6/1/2037	1,391,977	1,278,118
Pool # FM3075, 3.50%, 11/1/2039	905,735	836,727
Pool # CA8310, 2.50%, 12/1/2040	233,197	201,248
Pool # MA4780, 4.50%, 10/1/2042	2,323,860	2,222,508
FNMA UMBS, 30 Year
Pool # FM2972, 4.00%, 12/1/2044	792,975	738,437
Pool # FS2237, 4.00%, 10/1/2046	1,866,307	1,747,456
Pool # BM1285, 4.50%, 5/1/2047	126,195	121,157
Pool # FS1847, 4.00%, 1/1/2049	233,703	216,608

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FS1891, 4.00%, 1/1/2050	770,254	711,680
Pool # FS0085, 4.00%, 11/1/2050	835,942	772,513
Pool # MA4733, 4.50%, 9/1/2052	808,852	757,512
Pool # MA5039, 5.50%, 6/1/2053	2,913,167	2,866,917
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	674,673	638,624
Pool # MA8429, 5.50%, 11/20/2052	2,665,975	2,647,248
Total Mortgage-Backed Securities (Cost $52,068,606)		50,986,664
Commercial Mortgage-Backed Securities — 5.4%
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C, 3.60%, 4/14/2033 (a) (g)	1,000,000	961,096
Series 2015-200P, Class D, 3.60%, 4/14/2033 (a) (g)	400,000	381,270
Beast Mortgage Trust Series 2021-1818, Class B, 6.88%, 3/15/2036 (a) (g)	179,000	137,956
Benchmark Mortgage Trust Series 2024-V5, Class C, 6.97%, 1/10/2057 (g)	300,000	305,755
BMO Mortgage Trust Series 2024-5C3, Class C, 6.86%, 2/15/2057 (g)	300,000	302,673
BX Commercial Mortgage Trust
Series 2021-VOLT, Class D, 7.08%, 9/15/2036 (a) (g)	275,000	272,422
Series 2024-MF, Class B, 7.01%, 2/15/2039 (a) (g)	1,200,000	1,198,125
BX Trust
Series 2021-RISE, Class D, 7.18%, 11/15/2036 (a) (g)	330,132	327,243
Series 2022-LBA6, Class D, 7.32%, 1/15/2039 (a) (g)	525,000	521,723
Citigroup Commercial Mortgage Trust
Series 2021-PRM2, Class F, 9.18%, 10/15/2038 (a) (g)	275,000	270,233
Series 2015-GC27, Class B, 3.77%, 2/10/2048	200,000	195,487
Series 2015-GC27, Class C, 4.42%, 2/10/2048 (g)	440,000	420,094
Series 2015-GC29, Class C, 4.14%, 4/10/2048 (g)	400,000	375,403
Series 2015-GC31, Class C, 4.03%, 6/10/2048 (g)	250,000	175,719
Commercial Mortgage Trust
Series 2014-UBS5, Class C, 4.57%, 9/10/2047 (g)	2,200,000	2,017,900
Series 2014-CR20, Class C, 4.45%, 11/10/2047 (g)	100,000	97,474
Series 2015-CR26, Class B, 4.46%, 10/10/2048 (g)	200,000	190,989
Series 2015-PC1, Class B, 4.28%, 7/10/2050 (g)	200,000	189,176
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.55%, 11/15/2048 (g)	325,000	284,481
Series 2015-C2, Class C, 4.17%, 6/15/2057 (g)	700,000	618,363
ELM Trust
Series 2024-ELM, Class B10, 1.00%, 6/10/2027 ‡ (a) (f) (g)	1,016,000	1,014,958
Series 2024-ELM, Class C10, 1.00%, 6/10/2027 ‡ (a) (f) (g)	1,290,000	1,289,517
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.42%, 8/25/2027 (g)	3,489,984	41,331
Series K111, Class X3, IO, 3.18%, 4/25/2048 (g)	405,000	62,125
Series K110, Class X3, IO, 3.40%, 6/25/2048 (g)	380,000	59,982
Series K115, Class X3, IO, 2.96%, 9/25/2048 (g)	430,000	61,397
Series K125, Class X3, IO, 2.65%, 2/25/2049 (g)	460,000	63,351
FREMF Mortgage Trust
Series 2018-K732, Class C, 4.06%, 5/25/2025 (a) (g)	200,000	194,936
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	10,784,923	35,259
Series 2018-K82, Class D, PO, 10/25/2028 (a)	1,000,000	680,909

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	3,000,000	10,736
Series 2014-K41, Class C, 3.83%, 11/25/2047 (a) (g)	100,000	98,599
Series 2016-K57, Class C, 3.92%, 8/25/2049 (a) (g)	185,000	176,064
Series 2016-K58, Class C, 3.74%, 9/25/2049 (a) (g)	110,000	104,189
Series 2017-K68, Class D, PO, 10/25/2049 (a)	1,000,000	738,461
GS Mortgage Securities Trust
Series 2016-GS2, Class B, 3.76%, 5/10/2049 (g)	100,000	93,983
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (g)	250,000	120,143
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	150,000	141,117
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class C, 4.62%, 8/15/2048 (g)	150,000	127,405
Series 2016-C1, Class D1, 4.20%, 3/17/2049 (a) (g)	400,000	338,916
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.75%, 3/15/2050 (g)	800,000	654,332
Series 2017-JP5, Class D, 4.50%, 3/15/2050 (a) (g)	275,000	216,137
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 4.89%, 12/15/2046 (a) (g)	149,245	131,710
Series 2015-JP1, Class C, 4.72%, 1/15/2049 (g)	1,000,000	879,864
Series 2016-JP3, Class C, 3.42%, 8/15/2049 (g)	1,000,000	843,345
Life Mortgage Trust Series 2021-BMR, Class C, 6.53%, 3/15/2038 (a) (g)	191,679	187,366
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 7.03%, 4/15/2038 (a) (g)	209,719	208,410
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	220,000	191,556
Series 2015-C25, Class B, 4.52%, 10/15/2048 (g)	500,000	468,011
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 6.69%, 5/15/2039 (a) (g)	804,000	804,750
Series 2024-DSNY, Class B, 7.04%, 5/15/2039 (a) (g)	1,008,000	1,007,607
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	225,000	202,030
SMRT Series 2022-MINI, Class E, 8.02%, 1/15/2039 (a) (g)	350,000	343,095
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 7.09%, 11/15/2036 (a) (g)	400,000	396,500
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class B, 4.22%, 12/15/2048 (g)	500,000	476,856
Series 2015-LC22, Class D, 4.54%, 9/15/2058 (g)	205,000	187,301
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class C, 4.00%, 3/15/2045 (g)	117,000	104,939
Series 2014-C21, Class C, 4.23%, 8/15/2047 (g)	1,000,000	918,049
Series 2014-C25, Class B, 4.24%, 11/15/2047 (g)	160,000	151,845
Series 2014-C22, Class C, 3.75%, 9/15/2057 (g)	725,000	594,940
Series 2014-C22, Class AS, 4.07%, 9/15/2057 (g)	1,000,000	912,176
Total Commercial Mortgage-Backed Securities (Cost $25,402,254)		24,577,779
Collateralized Mortgage Obligations — 5.3%
CFMT LLC Series 2024-HB13, Class M1, 3.00%, 5/25/2034 (a) (g)	674,000	603,249
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, 7.22%, 12/25/2041 (a) (g)	521,000	526,846
Series 2022-R02, Class 2M2, 8.32%, 1/25/2042 (a) (g)	225,000	231,469
FHLMC STACR REMIC Trust
Series 2022-DNA1, Class M1A, 6.32%, 1/25/2042 (a) (g)	582,376	582,376
Series 2023-HQA3, Class M2, 8.67%, 11/25/2043 (a) (g)	725,000	765,855

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC, REMIC
Series 2673, Class PE, 5.50%, 9/15/2033	77,162	77,698
Series 4754, Class VG, 4.00%, 12/15/2036	624,258	614,298
Series 3878, Class PL, 4.50%, 11/15/2040	318,566	311,146
Series 4376, Class A, 4.00%, 7/15/2041	831,677	815,561
Series 5182, Class D, 2.50%, 11/25/2043	3,653,072	3,286,017
Series 4583, Class UP, 3.00%, 7/15/2045	1,781,062	1,601,816
Series 4599, Class PA, 3.00%, 9/15/2045	1,823,613	1,656,656
Series 4718, Class DA, 3.00%, 2/15/2047	228,511	205,510
Series 5194, Class H, 2.50%, 10/25/2047	6,108,202	5,374,398
Series 5021, Class MI, IO, 3.00%, 10/25/2050	403,937	67,875
FNMA, REMIC
Series 2012-136, Class DL, 3.50%, 12/25/2042	210,035	195,914
Series 2024-20, Class MA, 5.00%, 11/25/2049	2,960,228	2,897,013
Series 2022-42, Class EA, 3.75%, 6/25/2052	1,997,038	1,862,506
Series 2022-43, Class P, 4.00%, 7/25/2052	482,702	451,929
GNMA Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	215,241	29,207
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 4.75%, 7/25/2061 (a) (e)	102,689	100,523
LHOME Mortgage Trust Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (e)	1,225,000	1,227,277
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (e)	255,000	256,848
NYMT Loan Trust Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (e)	233,872	226,020
Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 (a) (g)	144,000	104,622
Total Collateralized Mortgage Obligations (Cost $24,484,013)		24,072,629
Foreign Government Securities — 1.1%
Arab Republic of Egypt 7.60%, 3/1/2029 (c)	400,000	372,400
Benin Government Bond 7.96%, 2/13/2038 (a)	200,000	187,616
Dominican Republic Government Bond
6.00%, 7/19/2028 (c)	300,000	297,750
4.50%, 1/30/2030 (a)	150,000	135,900
4.50%, 1/30/2030 (c)	150,000	135,900
7.05%, 2/3/2031 (c)	200,000	205,500
Federal Republic of Nigeria, 6.50%, 11/28/2027 (c)	400,000	373,432
Gabonese Republic 6.95%, 6/16/2025 (c)	200,000	188,520
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (c)	200,000	196,242
6.13%, 1/29/2026 (c)	200,000	196,354
Islamic Republic of Pakistan 7.38%, 4/8/2031 (a)	200,000	163,688
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	200,000	214,500
Republic of Angola
9.50%, 11/12/2025 (c)	200,000	204,006
8.25%, 5/9/2028 (c)	200,000	188,518
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (c)	600,000	583,986
5.75%, 12/31/2032 (c) (e)	53,695	50,071
7.63%, 1/30/2033 (a)	200,000	195,742
Republic of Ecuador 6.00%, 7/31/2030 (c) (e)	150,000	100,359
Republic of El Salvador 8.63%, 2/28/2029 (c)	170,000	148,059
Republic of Iraq 5.80%, 1/15/2028 (c)	250,000	237,153

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Kenya 9.75%, 2/16/2031 (a)	200,000	199,838
Republic of Senegal 6.25%, 5/23/2033 (c)	200,000	169,182
Total Foreign Government Securities (Cost $4,811,856)		4,744,716
Municipal Bonds — 0.0% (g) (h) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $99,184)	2,109,249	100,634
	SHARES
Short-Term Investments — 3.0%
Investment Companies — 2.8%
JPMorgan Prime Money Market Fund Class IM Shares, 5.40% (i) (j) (Cost $12,352,908)	12,350,438	12,352,909
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 5.20%, 8/8/2024 (k) (l) (Cost $1,047,852)	1,058,000	1,047,826
Total Short-Term Investments (Cost $13,400,760)		13,400,735
Total Investments — 100.4% (Cost $458,951,398)		453,711,800
Liabilities in Excess of Other Assets — (0.4)%		(1,678,202)
NET ASSETS — 100.0%		452,033,598

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2024.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Defaulted security.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2024.
(k)	The rate shown is the effective yield as of May 31, 2024.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of May 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	38	09/30/2024	USD	7,744,875	6,231
U.S. Treasury 5 Year Note	454	09/30/2024	USD	48,102,719	48,092
					54,323
Short Contracts
U.S. Treasury 10 Year Note	(118)	09/19/2024	USD	(12,858,313)	(279)
U.S. Treasury 10 Year Ultra Note	(71)	09/19/2024	USD	(7,973,078)	913
U.S. Treasury Long Bond	(17)	09/19/2024	USD	(1,980,500)	4,057
					4,691
					59,014

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts toutstanding — sell protection(**) as of May 31, 2024:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.42-V1	5.00	Quarterly	6/20/2029	3.33	USD1,400,000	94,123	14,928	109,051

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$90,547,456	$1,489,345	$92,036,801
Collateralized Mortgage Obligations	—	24,072,629	—	24,072,629
Commercial Mortgage-Backed Securities	—	22,273,304	2,304,475	24,577,779
Corporate Bonds	—	157,278,711	—	157,278,711
Foreign Government Securities	—	4,744,716	—	4,744,716
Mortgage-Backed Securities	—	50,986,664	—	50,986,664
Municipal Bonds	—	100,634	—	100,634
U.S. Treasury Obligations	—	86,513,131	—	86,513,131
Short-Term Investments
Investment Companies	12,352,909	—	—	12,352,909
U.S. Treasury Obligations	—	1,047,826	—	1,047,826
Total Short-Term Investments	12,352,909	1,047,826	—	13,400,735
Total Investments in Securities	$12,352,909	$437,565,071	$3,793,820	$453,711,800
Appreciation in Other Financial Instruments
Futures Contracts	$59,293	$—	$—	$59,293
Swaps	—	14,928	—	14,928
Depreciation in Other Financial Instruments
Futures Contracts	(279)	—	—	(279)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$59,014	$14,928	$—	$73,942
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2024
Investments in Securities:
Asset-Backed Securities	$904,226	$—	$(11,103)	$1,955	$619,933	$(247,471)	$221,805	$—	$1,489,345
Commercial Mortgage-Backed Securities	—	—	(1,525)	—	2,306,000	—	—	—	2,304,475
Corporate Bonds	140,400	(58,199)	71,630	81	—	(153,912)	—	—	—
Total	$1,044,626	$(58,199)	$59,002	$2,036	$2,925,933	$(401,383)	$221,805	$—	$3,793,820

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $(19,423).
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,165,928	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.87% - 6.23% (5.01%)

Asset-Backed Securities	1,165,928
Total	1,165,928

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2024, the value of these investments was $2,627,892. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.40% (a) (b)	$25,964,962	$50,416,912	$64,025,377	$(2,448)	$(1,140)	$12,352,909	12,350,438	$153,310	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.